SCHEDULE OF INTEREST FLOWS ARE FLOATING RATE THE UNDISCOUNTED AMOUNT IS DERIVED FROM INTEREST RATE (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade payables	$ 197,040	$ 82,560
Interest payables	589,997	3,000,465
Accrued charges and other payables	1,620,012	6,831,588
Amounts due to directors	392,298	821,243
Amount due to a shareholder	189,922	689,922
-floating rate	4,691,517	2,623,655
-fixed rate	2,287,378	26,600,000
Lease liabilities	$ 610,500	$ 173,700
Lease liabilities, Weighted Average Interest Rate	5.95%	5.95%
Total	$ 10,578,664	$ 40,823,133
Total undiscounted cash flows	7,872,989	36,656,459
Carring amount	$ 6,978,895	$ 29,223,655	$ 29,787,975
Bank and other borrowings [member]
IfrsStatementLineItems [Line Items]
Borrowings, Weighted average interest rate	4.38%	8.24%
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, Weighted average interest rate	3.46%	3.00%
Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Borrowings, Weighted average interest rate	6.25%	8.76%
Financial liabilities at fair value, class [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 197,040	$ 82,560
Interest payables	589,997	3,000,465
Accrued charges and other payables	1,620,012	6,831,588
Amounts due to directors	392,298	821,243
Amount due to a shareholder	189,922	689,922
-floating rate	4,691,517	2,623,655
-fixed rate	2,287,378	26,600,000
Lease liabilities	563,122	169,581
Total	10,531,286	40,819,014
Carring amount	6,978,895	29,223,655
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade payables	197,040	82,560
Interest payables	589,997	3,000,465
Accrued charges and other payables	1,620,012	6,831,588
Amounts due to directors	392,298	821,243
Amount due to a shareholder	189,922	689,922
-floating rate	4,691,517	2,623,655
-fixed rate	2,287,378	26,600,000
Lease liabilities	18,500	19,300
Total	9,986,664	40,668,733
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade payables
Interest payables
Accrued charges and other payables
Amounts due to directors
Amount due to a shareholder
-floating rate
-fixed rate
Lease liabilities	37,000	38,600
Total	37,000	38,600
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Interest payables
Accrued charges and other payables
Amounts due to directors
Amount due to a shareholder
-floating rate
-fixed rate
Lease liabilities	166,500	115,800
Total	166,500	115,800
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Interest payables
Accrued charges and other payables
Amounts due to directors
Amount due to a shareholder
-floating rate
-fixed rate
Lease liabilities	388,500
Total	388,500
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables
Interest payables
Accrued charges and other payables
Amounts due to directors
Amount due to a shareholder
-floating rate
-fixed rate
Lease liabilities
Total
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted cash flows	2,347,635	8,717,693
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted cash flows	2,347,635	2,697,174
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted cash flows	$ 3,177,719	$ 25,241,592